Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data (Unaudited)
Schedule of quarterly financial data

        (Amounts in thousands, except per share amounts)

	2014 Quarters Ended(a)(c)
	March 31	June 30	September 30	December 31
Net revenues	$20,951	$29,055	$28,781	$33,202
Operating income	3,647	6,612	5,559	10,211
Net income	248	5,318	663	4,330
Earnings per share:
Basic	$0.01	$0.13	$0.02	$0.10
Dilutive	$0.01	$0.13	$0.02	$0.10

	2013 Quarters Ended(b)(c)
	March 31	June 30	September 30	December 31
Net revenues	$13,495	$22,929	$23,705	$25,876
Operating (loss) income	(117)	(1,292)	4,110	5,019
Net (loss) income	(525)	(2,426)	(3,985)	2,639
Earnings per share:
Basic	$(525)	$(0.06)	$(0.09)	$0.06
Dilutive	$(525)	$(0.06)	$(0.09)	$0.06
(a)	On April 1, 2014, the Cable Networks Acquisition was consummated, and the operating results are included in our consolidated financial statements as of the date of the acquisition.
(b)

On April 4, 2013, the merger by and among Cinelatino, WAPA Holdings and Azteca providing for the combination of Cinelatino, WAPA Holdings and Azteca as indirect, wholly-owned subsidiaries of Hemisphere (the "Transaction") was consummated. Although Hemisphere issued the equity interests in the Transaction, since it was a new entity formed solely to issue these equity interests to effect the Transaction it was not considered the acquirer and one of the combining entities that existed before the transaction was identified as the acquirer. WAPA was identified as the accounting acquirer and predecessor, whose historical results became the results of Hemisphere. The operating results of the acquired businesses are included in our consolidated financial statements as of the Transaction date.

(c)	The sum of the quarters will not equal the full year due to rounding.